LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 6, 2017, AS

SUPPLEMENTED NOVEMBER 8, 2017

TO THE SUMMARY PROSPECTUS, PROSPECTUS,

AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY 1, 2017, OF

LEGG MASON BW GLOBAL FLEXIBLE INCOME FUND

The section titled “Management – Portfolio managers” in the fund’s Summary Prospectus and in the fund’s Prospectus is deleted and replaced with the following:

Portfolio managers: Gary P. Herbert, Brian L. Kloss and Tracy Chen have been the fund’s Portfolio Managers since inception. John P. McIntyre and Anujeet Sareen have been the fund’s Portfolio Managers since November 2017.

The section titled “More on fund management – Portfolio managers” in the fund’s Prospectus is deleted and replaced with the following:

Portfolio managers

Gary P. Herbert, Brian L. Kloss, Tracy Chen, John P. McIntyre and Anujeet Sareen are the fund’s portfolio managers and are responsible for the day-to-day management of the fund. Mr. Herbert is a portfolio manager of Brandywine Global and has been employed at Brandywine Global since 2010. Mr. Kloss is a portfolio manager at Brandywine Global and has been employed at Brandywine Global since 2009. Ms. Chen is a Senior Research Analyst and a portfolio manager for mortgage-backed securities at Brandywine Global and has been employed at Brandywine Global since 2008. Mr. McIntyre is a portfolio manager/senior research analyst and is responsible for research and market insight for the fund and has been employed at Brandywine Global since 1998. Mr. Sareen is a portfolio manager for Brandywine Global’s Global Fixed Income and related strategies and has been employed at Brandywine since 2016.

Gary P. Herbert, CFA, is a portfolio manager and head of Global Credit. Gary joined Brandywine Global in March 2010, bringing with him over 20 years of high yield experience. Previously, Gary was a Managing Director, Portfolio Manager with Guggenheim Partners, LLC (2009-2010); a Managing Director, Portfolio Manager with Dreman Value Management, LLC (2007-2009); and an Executive Director, Portfolio Manager (1999-2007) and Associate (1994-1998) with Morgan Stanley Investment Management. Gary earned his M.B.A. with Honors from Columbia University and a Bachelor Degree from Villanova University. He also holds his Chartered Financial Analyst certification and is a member of the Philadelphia Scholars Program Investment Committee.

Brian L. Kloss is a portfolio manager and head of High Yield. Brian joined Brandywine Global in December 2009, bringing with him over 10 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Brian earned his J.D. from Villanova School of Law and graduated summa cum laude with a B.S. in Accounting from University of Scranton. He is also a member of the New Jersey and Pennsylvania Bars and is a Pennsylvania Certified Public Accountant.

Tracy Chen, CFA, CAIA is a portfolio manager and head of Structured Credit. Tracy is responsible for conducting credit analysis on mortgage-backed securities (MBS) with special emphasis on collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and other structured products. She also monitors and analyzes the investment merits of global corporate debt issues. She joined the firm in August 2008. Prior to joining Brandywine Global, she was with UBS Investment Bank as director of the fixed income valuation group (2006-2008), GMAC Mortgage Group as a mortgage pricing analyst (2003-2006), Deloitte Consulting as a senior corporate strategy consultant (2001-2003), and J&A Securities Ltd. in Shenzhen, China, as an international corporate finance associate (1995-1999). Tracy earned an M.B.A. with a concentration in Finance from Kenan- Flagler Business School at the University of North Carolina, an M.A. in American Studies from Sichuan University in Chengdu, China, and a B.A. in English for Scientific Purposes from University of Electronic Science & Technology of China in Chengdu, China. Tracy is a CFA charterholder and earned the Chartered Alternative Investment Analyst (CAIA) charter in 2010. She was also published in the Spring 2007 edition of The Journal of Structured Finance.

Mr. McIntyre is a portfolio manager/senior research analyst. Mr. McIntyre is responsible for research and market insight for the fund. He joined Brandywine Global in 1998.

Mr. Sareen is a portfolio manager for Brandywine Global’s Global Fixed Income and related strategies. He joined Brandywine Global in 2016. Prior to joining Brandywine Global, Mr. Sareen was employed at Wellington Management from 1994 to 2016, where he served as a managing director of global fixed income and a global macro strategist as well as chair of the Currency Strategy Group.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

The following text replaces the information in the section of the fund’s Statement of Additional Information titled “Manager and Subadviser – Portfolio Managers”:

Gary Herbert, CFA, Brian Kloss, JD, CPA, Tracy Chen, CFA, CAIA, John McIntyre and Anujeet Sareen serve as portfolio managers to the fund. The tables below provide information regarding other accounts for which Messrs. Herbert, Kloss, McIntyre and Sareen and Ms. Chen have day-to-day management responsibility.

Unless otherwise noted, all information is provided as of December 31, 2016.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ millions)
Gary Herbert	Registered investment companies	4	735.0	0	0
	Other pooled investment vehicles	7	379.0	1	39.0
	Other accounts	6	778.0	0	0

Brian Kloss	Registered investment companies	3	655.0	0	0
	Other pooled investment vehicles	7	379.0	1	39.0
	Other accounts	5	766.0	0	0

Tracy Chen	Registered investment companies	3	655.0	0	0
	Other pooled investment vehicles	7	379.0	1	39.0
	Other accounts	5	766.0	0	0

John McIntyre*	Registered investment companies	7	5.5 billion	0	0
	Other pooled investment vehicles	43	18.6 billion	5	1.7 billion
	Other accounts	91	31.0 billion	15	13.5 billion

Anujeet Sareen*	Registered investment companies	7	5.5 billion	0	0
	Other pooled investment vehicles	43	18.6 billion	5	1.7 billion
	Other accounts	91	31.0 billion	15	13.5 billion

*	Information is provided as of September 30, 2017.

As of December 31, 2016, Mr. Kloss beneficially owned shares of the fund with a value between $1 - $10,000. As of December 31, 2016, Mr. Herbert and Ms. Chen did not own any shares of the fund. As of September 30, 2017, Messrs. McIntyre and Sareen did not own any shares of the fund.

The third full paragraph following the table of management fees paid to LMPFA in the section of the fund’s Statement of Additional Information titled “Manager and Subadviser” is revised and restated as follows:

In rendering investment advisory services, Brandywine Global may use the portfolio management, research and other resources of Brandywine Global Investment Management (Europe) Limited (“Brandywine Europe”), an affiliate of Brandywine Global. Brandywine Europe is not registered with the SEC as an investment subadviser under the 1940 Act. Brandywine Europe has entered into a Memorandum of Understanding (“MOU”) with Brandywine Global pursuant to which Brandywine Europe is considered a “participating affiliate” of Brandywine Global as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered subadviser. Investment professionals from Brandywine Europe may render portfolio management, research and other services to the Fund under the MOU and are subject to supervision by Brandywine Global. In addition, as a result of the Dodd-Frank Act the SEC staff’s view and position regarding “participating affiliates” may change in the future.

Please retain this supplement for future reference.

BWXX417318-REV

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